EQUITY (Details 7) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Date of dividend	Dec. 31, 2017	Dec. 31, 2016
Amount of the dividend	$ 46,590	$ 20,766	[1]
Number of shares among which the dividend is distributed	$ 606,407,693	$ 606,407,693
Dividend per share (in dollars per share)	$ 0.0768	$ 0.0342

[1]	In accordance with the Material Fact issued on April 27, 2017, LATAM Airlines Group S.A. shareholders approved the distribution of the final dividend proposed by the board of directors in the Ordinary Session of April 4, 2017, amounting to ThUS $ 20,766, which corresponds to 30% of the profits for the year corresponding to the year 2016.